Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

September 1, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
      FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. This filing is being made for the purpose of incorporating a revised investment objective and investment strategy for the Commodities Fund and a revised investment strategy for the Multi-Cap Core Equity Fund into the Trust's registration statement.

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5684 with your questions or comments.

Sincerely,


/s/ Laura E. Flores
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Laura E. Flores